NOTE 12: CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Note 12 Convertible Debentures
Disclosure of detailed information about convertible debentures
	As at December 31,
	2018	2017	2016
Balance, beginning of period	$1,835,225	$468,329	$143,341
Proceeds from Issuance of convertible debentures (a)(b)(c)(d)(e)(f)(g)	442,437	1,621,791	101,124
Amount allocated to conversion option (g)(h)	(172,386)	(1,047,347)
Amount converted to units (a)(b)(c)(d)(e)(f)(g)	(2,129,728)	–	–
Interest expense	57,397	125,079	33,942
Accretion expense	241,521	667,373	189,922
	$274,466	$1,835,225	$468,329